THE 59 WALL STREET U.S. EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (Unaudited)

ASSETS:
      Investments in BBHU.S. Equity Portfolio ("Portfolio"),
        at value                                                   $16,888,290
      Receivable for capital stock sold ........................       429,705
                                                                   -----------
           Total Assets ........................................   $17,317,995
                                                                   -----------

LIABILITIES:
      Payables for:
        Capital stock redeemed .................................        49,067
        Shareholder servicing/eligible institution fees ........         6,665
        Administrative fee .....................................         3,333
        Custody fee ............................................         2,000
        Accrued expenses and other liabilities .................        23,251
                                                                   -----------
           Total Liabilities ...................................        84,316
                                                                   -----------

NET ASSETS .....................................................   $17,233,679
                                                                   ===========

Net Assets Consist of:
       Paid-in capital .........................................   $17,502,636
       Accumulated net investment loss .........................       (63,888)
       Accumulated net realized loss ...........................    (6,098,866)
       Net unrealized appreciation .............................     5,893,797
                                                                   -----------

Net Assets .....................................................   $17,233,679
                                                                   ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($17,233,679 / 1,563,750 shares) .........................        $11.02
                                                                        ======

   The accompanying notes are an integral part of these financial statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (Unaudited)

INVESTMENT INCOME:
      Net Investment Income Allocated from Portfolio:
        Dividend income ........................................... $    76,820
        Expenses ..................................................     (69,171)
                                                                    -----------
            Net Investment Income Allocated from Portfolio ........       7,649
                                                                    -----------

      Fund Expenses:
        Shareholder servicing/eligible institution fees ...........      22,670
        Administrative fee ........................................      11,335
        Professional fee ..........................................       8,908
        Board of Directors' fees and expenses .....................       4,787
        Accounting fee ............................................       2,667
        Miscellaneous expenses ....................................      21,170
                                                                    -----------
            Total Expenses ........................................      71,537
                                                                    -----------
      Net Investment Loss .........................................     (63,888)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
      Net realized loss on investments ............................  (1,309,764)
      Net change in unrealized depreciation on investments ........  (1,573,102)
                                                                    -----------

            Net Realized and Unrealized Loss
              Allocated from Portfolio.............................  (2,882,866)
                                                                    -----------
      Net Decrease in Net Assets Resulting from Operations ........ $(2,946,754)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  For the
                                                                              six months ended          For the
                                                                               April 30, 2001          year ended
                                                                                 (Unaudited)        October 31, 2000
                                                                              ----------------      ----------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment loss ..................................................  $    (63,888)         $   (140,326)
        Net realized loss on investments .....................................    (1,309,764)           (4,004,974)
        Net change in unrealized appreciation on investments .................    (1,573,102)            3,993,101
                                                                                ------------          ------------
           Net decrease in net assets resulting from operations ..............    (2,946,754)             (152,199)
                                                                                ------------          ------------

      Dividends and distributions declared:
        From net realized gains ..............................................        (1,649)           (2,379,164)
        In excess of net realized gains ......................................            --            (4,633,196)
                                                                                ------------          ------------
           Total dividends and distributions declared ........................        (1,649)           (7,012,360)
                                                                                ------------          ------------

      Capital stock transactions:
        Net proceeds from sales of capital stock .............................     3,780,756             9,370,104
        Net asset value of capital stock issued to shareholders
          in reinvestment of distributions ...................................           480             5,568,229
        Net cost of capital stock redeemed ...................................    (5,021,476)          (11,921,202)
                                                                                ------------          ------------
           Net increase (decrease) in net assets resulting from capital
              stock transactions .............................................    (1,240,240)            3,017,131
                                                                                ------------          ------------
              Total decrease in net assets ...................................    (4,188,643)           (4,147,428)

NET ASSETS:
      Beginning of period ....................................................    21,422,322            25,569,750
                                                                                ------------          ------------
      End of period ..........................................................  $ 17,233,679          $ 21,422,322
                                                                                ============          ============

   The accompanying notes are an integral part of these financial statements.

                      THE 59 WALL STREET U. S. EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                    Selected per share data and ratios for a share outstanding throughout each period

                                                For the six
                                                months ended                    For the years ended October 31,
                                               April 30, 2001       -------------------------------------------------------
                                                (Unaudited)         2000          1999        1998         1997        1996
                                               --------------       ----          ----        ----         ----        ----

Net asset value, beginning of period ........       $12.76         $17.70        $50.88      $52.73       $42.30      $36.46

 Income from investment operations:
  Net investment income / (loss) ............        (0.04)         (0.08)        (0.04)(4)    0.03         0.21        0.16
  Net realized and unrealized gain ..........        (1.70)          0.16          6.30        1.24        12.22        6.75

Less dividends and distributions:
  From net investment income ................           --             --            --          --        (0.14)      (0.20)
  In excess of net investment income ........           --             --            --          --        (0.05)         --
  Net realized gains ........................           --          (1.70)       (39.44)      (3.12)       (1.81)      (0.87)
  In excess of net realized gains ...........           --          (3.32)
                                                    ------         ------        ------      ------       ------      ------
Net asset value, end of period ..............       $11.02         $12.76        $17.70      $50.88       $52.73      $42.30
                                                    ======         ======        ======      ======       ======      ======
Total return(1) .............................       (13.64)%        (1.18)%       24.17%       2.50%       30.29%      19.32%

 Ratios/Supplemental data:
  Net assets, end of period (000's omitted)..      $17,234        $21,422       $25,570     $62,055      $69,045     $50,773
  Expenses as a percentage of average
     net assets:
   Expenses paid by Fund1 ...................         1.55%(3,5)     1.57%(3)      1.35%       1.15%        1.20%       1.20%
   Expense offset ...........................           --             --          0.05%       0.06%        0.02%        n/a
                                                    ------         ------        ------      ------       ------      ------
       Total Expenses .......................         1.55%(5)       1.57%         1.40%       1.21%        1.22%       1.20%

Ratio of net investment income/(loss) to
  average net assets ........................        (0.70)%(5)     (0.61)%       (0.22)%      0.04%        0.23%       0.40%
Portfolio turnover rate .....................           30%(2)       130%(2)        124%        104%          37%         42%

----------

(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

      Ratio of expenses to average
        net assets ...................  N/A   N/A   N/A   N/A    1.16%    1.21%
      Total return ...................  N/A   N/A   N/A   N/A   30.33%   19.31%

      Furthermore, the ratio of expenses to average net assets for the years ended October 31, 1997 and 1996 reflects fees paid with brokerage commission and fees reduced in connection with specific arrangements. Had these arrangements not been in place, this ratio would have been 1.18% and 1.30%, respectively. The expense reimbursement agreement was terminated on July 1, 1997.

(2) Portfolio turnover rate is that of the Portfolio in which the Fund invests.

(3) Includes the Fund's share of expenses paid by the Portfolio and expense offset arrangements.

(4)   Calculated using average shares outstanding for the year.

(5)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street U.S. Equity Fund (the "Fund") is a separate, non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992.

      The Fund invests all of its investable assets in the U.S. Equity Portfolio (the "Portfolio"), a diverse, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 21% at April 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investment in the Portfolio at fair value. Valuation of investments held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of income, expenses, realized and unrealized gains and losses each day. In addition, the Fund accrues its own expenses.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the statement of assets and liabilities based upon their tax reclassification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid semi-annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a sub-administration services

                       THE 59 WALL STREET U.S. EQUITY FUND

                                   (Unaudited)

agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Fund incurred $11,335 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the six months ended April 30, 2001, the Fund incurred $22,670 for shareholder servicing/eligible institution services.

      Accounting Fee. The Corporation has an accounting agreement with Brown Brothers Harriman (the "Accountant") for which the Accountant receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Fund incurred $2,667 for accounting services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2001 the Fund incurred $4,787 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                               For the
                                           six months ended   For the year ended
                                             April 30, 2001    October 31, 2000
                                           ----------------   ------------------

Capital stock sold .........................    334,893             650,865
Capital stock issued in connection with
  reinvestment of dividends and
  distributions ............................         42             411,546
Capital stock redeemed .....................   (450,089)           (828,123)
                                               --------            --------
Net increase (decrease) ....................   (115,154)            234,288
                                               ========            ========

                              U.S. EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  Shares                                          Value
  ------                                       -----------

            COMMON STOCKS (94.2%)

            BASIC MATERIALS (2.3%)
   25,590   Alcoa, Inc. .....................  $ 1,059,426
   21,120   International Paper Co. .........      827,482
                                               -----------
            TOTAL BASIC MATERIALS ...........    1,886,908
                                               -----------

            CAPITAL GOODS/DURABLES (7.0%)
   21,290   Dover Corp. .....................      831,800
   58,010   General Electric Co. ............    2,815,225
   21,350   Illinois Tool Works, Inc. .......    1,353,163
   34,740   Solectron Corp.* ................      884,133
                                                ----------
            TOTAL CAPITAL GOODS/
              DURABLES ......................    5,884,321
                                               -----------

            CONSUMER NON-DURABLES (5.5%)
   30,460   Avon Products, Inc. .............    1,289,067
   24,030   Coca Cola Co. ...................    1,109,946
   30,730   Estee Lauder
             Companies, Inc. ................    1,221,518
   34,370   Gillette Co. ....................      974,733
                                               -----------
            TOTAL CONSUMER
              NON-DURABLES ..................    4,595,264
                                               -----------

            ENERGY (9.5%)
   38,159   Exxon Mobil Corp. ...............    3,380,887
   31,405   Mirant Corp.* ...................    1,281,324
   21,300   Royal Dutch Petroleum Co. .......    1,267,989
   46,930   Williams Companies, Inc. ........    1,979,038
                                               -----------
            TOTAL ENERGY ....................    7,909,238
                                               -----------

            FINANCE (15.3%)
   19,010   American Express Co. ............      806,784
   16,917   American International
              Group .........................    1,383,811
   31,020   Bank of New York Co, Inc. .......    1,557,204
   48,426   Citigroup, Inc. .................    2,380,138
   15,695   Fannie Mae ......................    1,259,681
   51,390   Fleetboston Financial Corp. .....    1,971,834
   13,700   Hartford Financial Services
              Group .........................      850,770
   23,970   Merrill Lynch & Co., Inc. .......    1,478,949
   17,760   Morgan Stanley Dean Witter
               & Co. ........................    1,115,150
                                               -----------
            TOTAL FINANCE ...................   12,804,321
                                               -----------

            HEALTH CARE (10.7%)
    8,900   Applera Corp. ...................    $ 285,334
   17,240   Guidant Corp.* ..................      706,840
   27,210   Lilly (Eli) & Co. ...............    2,312,850
   26,800   Medtronic, Inc. .................    1,195,280
   55,170   Pfizer, Inc. ....................    2,388,861
   40,156   Pharmacia Corp. .................    2,098,553
                                               -----------
            TOTAL HEALTH CARE ...............    8,987,718
                                               -----------

            MATERIALS (1.0%)
   20,800   Baker Hughes ....................      817,232
                                               -----------

            RETAIL (7.3%)
   22,280   Costco Wholesale Corp.* .........      778,240
   25,550   Gap, Inc. .......................      707,991
   36,162   Home Depot Inc. .................    1,703,230
   12,950   Kohls Corp.* ....................      790,727
   23,250   Tiffany & Co. ...................      753,765
   25,700   Wal-Mart Stores, Inc. ...........    1,329,718
                                               -----------
            TOTAL RETAIL ....................    6,063,671
                                               -----------

            SERVICES (11.4%)
   34,785   AOL Time Warner, Inc. ...........    1,756,643
   21,190   Cox Communications, Inc.* .......      964,357
   78,180   Mcleod, Inc.* ...................      691,893
   41,489   Qwest Communications
              International, Inc.* ..........    1,696,900
   48,050   SBC Communications Inc. .........    1,982,062
   42,410   Sprint Corp. PCS Group ..........    1,086,968
   26,095   Viacom, Inc. (Class B)* .........    1,358,506
                                               -----------
            TOTAL SERVICES ..................    9,537,329
                                               -----------

            TECHNOLOGY (20.8%)
   18,150   Applied Materials, Inc. .........      990,990
   26,760   Automatic Data
              Processing, Inc. ..............    1,451,730
   60,000   Cisco Systems, Inc.* ............    1,018,800
   22,990   Computer Associates
              International, Inc. ...........      740,048
   56,440   Dell Computer Corp.* ............    1,483,808
   25,740   EMC Corp.* ......................    1,019,304
   36,100   Intel Corp. .....................    1,115,851
   21,140   International Business
              Machines Corp. ................    2,434,060
      536   McData Co.* .....................       12,237
   51,670   Microsoft Corp.* ................    3,500,642
   48,522   Nortel Networks Corp. ...........      742,387
   60,020   Sun Microsystems, Inc.* .........    1,027,542
   48,720   Texas Instruments, Inc. .........    1,885,464
                                               -----------
            TOTAL TECHNOLOGY ................   17,422,863
                                               -----------

                              U.S. EQUITY PORTFOLIO

                                 April 30, 2001
                                   (Unaudited)

  Shares                                          Value
  ------                                       -----------

            TELECOMMUNICATIONS (0.2%)
   40,282   Williams Communications
              Group* ........................  $   182,075
                                               -----------

            TRANSPORTATION (1.2%)
   17,310   United Parcel Service
              (Class B) .....................      994,459
                                               -----------

            UTILITIES (2.0%)

   19,050   AES Corp.* ......................  $   908,113
   33,050   Southern Co. ....................      773,040
                                               -----------
            TOTAL UTILITIES .................    1,681,153
                                               -----------
            TOTAL COMMON STOCKS .............   78,766,552
                                               -----------

TOTAL INVESTMENTS (identified cost $83,775,131) (a) .....   94.2%    $78,766,552
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..........    5.8       4,831,719
                                                           -----     -----------
NET ASSETS ..............................................  100.0%    $83,598,271
                                                           =====     ===========

----------

*     Non-income producing security

(a) The aggregate cost for federal income tax purposes is $83,775,131, the aggregate gross unrealized appreciation is $7,170,680 and the aggregate gross unrealized depreciation is $12,179,259, resulting in net unrealized depreciation of $5,008,579.

   The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (Unaudited)

ASSETS:
  Investments in securities, at value (identified cost $83,775,131)  $78,766,552
  Cash ............................................................    2,799,540
  Receivables for:
    Contributions .................................................    5,078,297
    Investments sold ..............................................    1,285,142
    Dividends .....................................................       31,544
    Other receivables .............................................       13,268
                                                                     -----------
       Total Assets ...............................................  $87,974,343
                                                                     -----------

LIABILITIES:
  Payables for:
    Investments purchased .........................................    4,141,775
    Withdrawals ...................................................       99,231
    Investment advisory fee .......................................       80,456
    Custody fee ...................................................        7,500
    Administration fee ............................................        4,332
    Accrued expenses and other liabilities ........................       42,778
                                                                     -----------
       Total Liabilities ..........................................    4,376,072
                                                                     -----------

NET ASSETS ........................................................  $83,598,271
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (Unaudited)

INVESTMENT INCOME:
      Income:
        Dividends (net of withholding taxes of $76,589) ................   $    275,627
        Interest .......................................................            650
                                                                           ------------
            Total Income ...............................................        276,277
                                                                           ------------

      Expenses:
        Investment advisory fee ........................................        276,514
        Custody fee ....................................................         22,399
        Administrative fee .............................................         14,889
        Board of Trustees' fees and expenses ...........................          6,366
        Miscellaneous expenses .........................................         20,544
                                                                           ------------

            Total Expenses .............................................        340,712
                                                                           ------------
              Fees paid indirectly .....................................        (17,018)
                                                                           ------------
              Net Expenses .............................................        323,694
                                                                           ------------
            Net Investment Loss ........................................        (47,417)
                                                                           ------------

NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments .................................     (6,095,364)
      Net change in unrealized depreciation on investments .............     (7,789,337)
                                                                           ------------

           Net Realized and Unrealized Loss ............................    (13,884,701)
                                                                           ------------

      Net Decrease in Net Assets Resulting from Operations .............   $(13,932,118)
                                                                           ============

The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the six months ended April 30, 2001

                                                                           For the six
                                                                           months ended           For the year
                                                                          April 30, 2001             ended
                                                                            (Unaudited)         October 31, 2000
                                                                          --------------        ----------------
INCREASE (DECREASE)IN NET ASSETS:
      Operations:
        Net investment loss ............................................   $    (47,417)          $   (119,859)
        Net realized loss on investments ...............................     (6,095,364)            (5,104,406)
        Net change in unrealized appreciation (depreciation)
          on investments ...............................................     (7,789,337)             2,780,758
                                                                           ------------           ------------
             Net decrease in net assets resulting from operations ......    (13,932,118)            (2,443,507)
                                                                           ------------           ------------

      Capital Transactions:
        Proceeds from contributions ....................................     12,353,722             69,647,677
        Fair value of withdrawals ......................................    (21,404,222)           (60,623,281)
                                                                           ------------           ------------
            Net increase (decrease) in net assets resulting from
              capital transactions .....................................     (9,050,500)           109,024,396
                                                                           ------------           ------------
              Total increase (decrease) in net assets ..................    (22,982,618)           106,580,889
NET ASSETS:
      Beginning of period ..............................................    106,580,889                     --
                                                                           ------------           ------------
      End of period ....................................................   $ 83,598,271           $106,580,889
                                                                           ============           ============

   The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout the period

                                                                        For the six
                                                                        months ended         For the
                                                                       April 30, 2001       year ended
                                                                        (Unaudited)      October 31, 2000
                                                                       --------------    ----------------

Total Return .......................................................       (13.25)%             (0.47)%
Ratios/Supplemental Data:
      Net assets, end of period (000's omitted) ....................      $83,598            $106,581
      Expenses as a percentage of average net assets
          Expenses paid by Portfolio ...............................         0.76%(1)            0.82%
          Expense offset arrangement ...............................         0.04%(1)            0.02%
                                                                          -------            --------
               Total Expenses ......................................         0.80%               0.84%
      Ratio of net investment income to average net assets .........        (0.11)%(1)          (0.12)%
      Portfolio turnover rate ......................................           30%                130%

----------
(1)   Annualized

   The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      1. Organization and Significant Accounting Policies. The U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

            C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As Such, each investor in the Portfolio will be subject to taxation on its shares of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 2001, the Portfolio incurred $276,514 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a sub-administration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Portfolio incurred $14,889 for administrative services.

                            BBH U.S. EQUITY PORTFOLIO

                                   (Unaudited)

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which Brown Brothers Harriman receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Portfolio incurred $22,399 for custody services. Custody fees for the Portfolio were reduced by $17,018, as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended April 30, 2001 the Portfolio incurred $6,366 for these fees.

      3. Investment Transactions. For the six months ended April 30, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $29,508,463 and $43,542,195 respectively. There were no purchases or sales of U.S. Government obligations during the period. For that same period, the Portfolio paid brokerage commissions of $7,754 to Brown Brothers Harriman for transactions executed on its behalf.

The 59 Wall Street Fund, Inc.

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                      U.S. Equity Fund

                     SEMI-ANNUAL REPORT
                       April 30, 2001